S000016930 [Member] Investment Objectives and Goals - Western Asset Core Plus VIT Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Western Asset Core Plus VIT Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]
The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.